UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

International Equity Research ETF (TIER)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about International Equity Research ETF (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Research ETF	$20	0.38%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$27,618
  Number of Portfolio Holdings380
  Portfolio Turnover Rate27.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	24.7%
Information Technology	18.8
Industrials & Business Services	14.5
Consumer Discretionary	8.5
Materials	7.2
Health Care	6.8
Energy	5.4
Consumer Staples	5.2
Communication Services	4.6
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	5.3%
Samsung Electronics	2.4
ASML Holding	1.6
SK Hynix	1.5
Tencent Holdings	1.3
Royal Bank of Canada	1.3
Alibaba Group Holding	1.2
BHP Group	1.0
AstraZeneca	0.9
Nestle	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity Research ETF (TIER)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1196-053 06/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2026
T. ROWE PRICE
TIER	International Equity Research ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Unaudited
    FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	6/25/25(1) Through
	4/30/26	10/31/25
NET ASSET VALUE
Beginning of period	$ 27.53	$ 25.00
Investment activities
Net investment income(2)(3)	0.31	0.15
Net realized and unrealized gain/loss	3.06	2.38
Total from investment activities	3.37	2.53
Distributions
Net investment income	(0.21)	-
NET ASSET VALUE
End of period	$ 30.69	$ 27.53
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	12.31%	10.12%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.38%(5)	0.38%(5)
Net expenses after waivers/payments by Price Associates	0.38%(5)	0.38%(5)
Net investment income	2.18%(5)	1.59%(5)
Portfolio turnover rate(6)	27.6%	13.7%
Net assets, end of period (in thousands)	$ 27,618	$ 13,765

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

April 30, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.0%
Common Stocks 4.0%
ANZ Group Holdings	4,189	111
BHP Group	6,976	276
BlueScope Steel	1,514	33
Brambles	2,502	41
Coles Group	2,428	39
Commonwealth Bank of Australia	1,095	138
CSL	498	45
Downer EDI	4,099	22
Emerald Resources (1)	7,109	30
Goodman Group	2,545	55
Macquarie Group	250	43
National Australia Bank	1,653	48
Suncorp Group	4,609	57
Telstra Group	12,817	49
Westpac Banking	2,093	59
Woodside Energy Group	2,197	52
Total Australia (Cost $965)		1,098
AUSTRIA 0.5%
Common Stocks 0.5%
BAWAG Group	504	86
Erste Group Bank	368	41
Total Austria (Cost $106)		127
BELGIUM 0.7%
Common Stocks 0.7%
Anheuser-Busch InBev	997	75
Argenx (1)	99	78
UCB (1)	153	42
Total Belgium (Cost $186)		195

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
BRAZIL 1.4%
Common Stocks 1.4%
Banco BTG Pactual	1,804	22
Itau Unibanco Holding, ADR (USD)	8,223	71
Localiza Rent a Car	3,554	33
NU Holdings, Class A (USD) (1)	4,173	60
Petroleo Brasileiro - Petrobras, ADR (USD)	4,028	89
Vale, ADR (USD)	4,688	77
WEG	2,590	23
Total Brazil (Cost $298)		375
CANADA 8.3%
Common Stocks 8.3%
Agnico Eagle Mines	413	78
Alamos Gold, Class A	812	32
Alimentation Couche-Tard	1,276	76
Barrick Mining	1,243	49
Brookfield (2)	1,566	71
Cameco	321	39
Canadian National Railway	854	96
Canadian Natural Resources	2,202	105
Canadian Pacific Kansas City	1,175	102
Celestica (1)	105	43
Cenovus Energy	1,036	30
Definity Financial (2)	1,098	56
Element Fleet Management	1,340	32
Enbridge (2)	1,798	100
Franco-Nevada	256	59
George Weston	666	48
Great-West Lifeco	1,016	54
Kinross Gold	1,274	39
Magna International	442	28
Manulife Financial	745	29

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
National Bank of Canada	1,061	160
Nutrien	542	41
Royal Bank of Canada (2)	1,950	351
Shopify, Class A (1)	915	111
Suncor Energy	1,799	123
TC Energy	1,091	73
Toronto-Dominion Bank	1,462	158
Tourmaline Oil	719	35
Wheaton Precious Metals	358	45
WSP Global	198	33
Total Canada (Cost $1,975)		2,296
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)	439	21
Total Chile (Cost $22)		21
CHINA 6.5%
Common Stocks 6.5%
Alibaba Group Holding (HKD)	20,100	331
BeOne Medicines (HKD) (1)	1,700	39
Busy Ming Group, Class H (HKD) (1)	300	17
BYD, Class A	2,400	36
China Construction Bank, Class H (HKD)	156,000	176
China International Capital, Class H (HKD)	15,600	41
China Merchants Bank, Class H (HKD)	5,500	33
China Pacific Insurance Group, Class H (HKD)	20,600	90
Contemporary Amperex Technology, Class A	700	45
H World Group (HKD)	6,900	36
Hongfa Technology, Class A	7,500	34
Jiangsu Hengrui Pharmaceuticals, Class A	4,500	36
Kweichow Moutai, Class A	100	20
NetEase (HKD)	2,600	61
PDD Holdings, ADR (USD) (1)	835	83

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Ping An Bank, Class A	22,400	38
Sany Heavy Industry, Class A	17,100	51
Shenzhen Inovance Technology, Class A	2,200	22
Tencent Holdings (HKD)	5,900	358
Weichai Power, Class A	9,600	44
Xiaomi, Class B (HKD) (1)	13,400	50
Yum China Holdings (HKD)	750	37
Zhongji Innolight, Class A	400	51
Zijin Mining Group, Class H (HKD)	12,000	56
Total China (Cost $1,843)		1,785
DENMARK 1.0%
Common Stocks 1.0%
DSV	184	45
Novo Nordisk, Class B	2,943	125
Novonesis Novozymes B, Class B	528	33
Orsted (1)	2,363	63
Total Denmark (Cost $280)		266
FINLAND 1.0%
Common Stocks 1.0%
Fortum	1,561	39
Neste	2,105	73
Sampo, Class A	8,957	93
Stora Enso, Class R (2)	3,174	36
UPM-Kymmene	1,439	43
Total Finland (Cost $259)		284
FRANCE 7.1%
Common Stocks 7.1%
Air Liquide	577	124
Airbus	822	169
AXA	2,609	126
BNP Paribas	451	47

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Cie de Saint-Gobain	508	47
Cie Generale des Etablissements Michelin (2)	876	32
Danone	838	66
Engie	1,594	52
EssilorLuxottica	283	60
Eurofins Scientific	305	21
Hermes International	27	52
Kering	87	24
Legrand	294	53
L'Oreal	236	102
LVMH Moet Hennessy Louis Vuitton	259	138
Orange	2,134	44
Safran	401	129
Sanofi	710	66
Schneider Electric	502	160
Societe Generale	1,078	87
STMicroelectronics (USD)	746	41
Thales	86	24
TotalEnergies	1,951	181
Vinci	682	103
Total France (Cost $1,883)		1,948
GERMANY 5.9%
Common Stocks 5.9%
adidas	213	37
Allianz	432	197
BASF	937	60
Bayer	746	33
Bayerische Motoren Werke AG	355	33
Deutsche Boerse	180	55
Deutsche Telekom	4,418	143
DHL Group	712	42
E.ON	1,416	31
Hannover Rueck	265	80

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Heidelberg Materials	130	29
Infineon Technologies	1,377	93
Mercedes-Benz Group	499	29
Muenchener Rueckversicherungs-Gesellschaft	97	58
Rheinmetall	48	77
RWE	376	27
SAP	1,097	184
Siemens	831	247
Siemens Energy	668	142
Siemens Healthineers	1,005	41
Total Germany (Cost $1,629)		1,638
GREECE 0.1%
Common Stocks 0.1%
Eurobank	3,874	17
Total Greece (Cost $18)		17
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group	7,800	86
Futu Holdings, ADR (USD)	271	42
Hong Kong Exchanges & Clearing	800	42
Swire Properties	6,400	20
Techtronic Industries	3,500	51
Total Hong Kong (Cost $218)		241
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank	384	52
Total Hungary (Cost $39)		52
INDIA 3.7%
Common Stocks 3.7%
Adani Ports & Special Economic Zone	2,112	38

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Astral	1,781	29
Axis Bank, GDR (USD)	919	61
Bajaj Finance	7,806	78
Bharti Airtel	3,793	76
Cummins India	574	32
Divi's Laboratories	907	62
Eternal (1)	11,045	29
Godrej Consumer Products	2,705	31
HDFC Bank, ADR (USD)	2,723	69
Hindustan Unilever	1,813	43
Hyundai Motor India	1,541	30
ICICI Bank, ADR (USD)	3,644	97
Infosys, ADR (USD) (2)	3,503	44
Kotak Mahindra Bank	12,527	51
Mahindra & Mahindra, GDR (USD)	1,386	45
NTPC	9,669	41
Power Grid Corp of India	9,151	31
Reliance Industries, GDR (USD) (3)	1,468	89
Titan	1,087	50
Total India (Cost $1,130)		1,026
IRELAND 0.2%
Common Stocks 0.2%
Kingspan Group	371	34
Ryanair Holdings	1,165	31
Total Ireland (Cost $66)		65
ISRAEL 0.2%
Common Stocks 0.2%
Bank Leumi Le-Israel	1,196	30
Tower Semiconductor (USD) (1)	126	28
Total Israel (Cost $55)		58

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
ITALY 2.1%
Common Stocks 2.1%
Banca Mediolanum	3,189	70
Enel	11,482	134
Ferrari (2)	162	56
Generali	2,125	95
Prysmian	418	64
UniCredit	2,109	163
Total Italy (Cost $524)		582
JAPAN 14.5%
Common Stocks 14.5%
Advantest	600	112
Ajinomoto	1,500	48
Asics	1,800	51
Bridgestone	2,000	42
Chugai Pharmaceutical	1,400	75
Daifuku	1,000	44
Daiichi Sankyo	2,000	33
Denso	3,300	39
Disco	100	48
ENEOS Holdings	2,400	20
Fast Retailing	200	94
Fujikura	1,900	73
Hitachi	4,400	140
Hoya	400	75
Inpex	800	21
ITOCHU	6,800	84
Japan Prime Realty Investment	41	26
Kajima	1,300	51
KDDI	3,900	64
Keyence	200	92
Kioxia Holdings (1)	100	24

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Komatsu	800	34
MEIJI Holdings	1,200	29
Mitsubishi	2,100	67
Mitsubishi Chemical Group	3,800	22
Mitsubishi Electric	1,700	68
Mitsubishi Estate	2,500	71
Mitsubishi Heavy Industries	2,900	87
Mitsubishi UFJ Financial Group	12,000	216
Mitsui Fudosan	3,800	42
MS&AD Insurance Group Holdings	2,500	64
NEC	2,100	56
Nintendo	1,600	78
Nippon Sanso Holdings	2,000	71
Nippon Steel	15,300	56
Olympus	1,900	19
Open House Group	500	29
ORIX	2,700	91
Panasonic Holdings	2,100	43
Rakuten Bank (1)	700	28
Recruit Holdings	1,700	79
Renesas Electronics	3,300	67
Resona Holdings	4,900	61
SBI Holdings	1,500	30
Seven & i Holdings	4,100	49
Shin-Etsu Chemical	1,300	60
SoftBank	38,800	55
SoftBank Group	2,600	89
Sony Group	6,600	132
Sumitomo	2,700	100
Sumitomo Electric Industries	600	40
Sumitomo Mitsui Financial Group	1,400	49
Sumitomo Mitsui Trust Group	1,500	50
T&D Holdings	1,100	27

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Taiheiyo Cement	3,400	77
Takeda Pharmaceutical	2,100	70
Tokio Marine Holdings	2,600	119
Tokyo Electron	400	118
Tokyo Seimitsu	300	33
Toyota Motor	9,400	180
Toyota Tsusho	700	27
Trial Holdings	1,600	40
Yokogawa Electric	1,000	35
Total Japan (Cost $3,740)		4,014
KUWAIT 0.1%
Common Stocks 0.1%
National Bank of Kuwait	12,028	34
Total Kuwait (Cost $38)		34
MALAYSIA 0.1%
Common Stocks 0.1%
CIMB Group Holdings	20,100	39
Total Malaysia (Cost $35)		39
MEXICO 0.5%
Common Stocks 0.5%
Cemex SAB de CV	29,144	36
Fomento Economico Mexicano SAB de CV	2,760	33
Grupo Aeroportuario del Pacifico, Class B	916	23
Grupo Mexico, Series B	4,038	44
Total Mexico (Cost $113)		136
NETHERLANDS 3.0%
Common Stocks 3.0%
ABN AMRO Bank, CVA	1,503	52
Adyen (1)	35	39
AerCap Holdings (USD)	272	39

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
ASM International	56	55
ASML Holding	305	441
ING Groep	1,320	38
Koninklijke	5,391	29
Koninklijke Ahold Delhaize	1,147	54
Nebius Group (USD) (1)	247	34
Prosus	1,220	59
Total Netherlands (Cost $673)		840
NORWAY 0.8%
Common Stocks 0.8%
Aker BP	1,359	53
DNB Bank	3,387	103
Kongsberg Gruppen	731	24
Norsk Hydro	3,503	39
Total Norway (Cost $206)		219
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)	115	37
Total Peru (Cost $30)		37
PHILIPPINES 0.2%
Common Stocks 0.2%
International Container Terminal Services	4,950	57
Total Philippines (Cost $40)		57
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki	565	35
Total Poland (Cost $32)		35
PORTUGAL 0.3%
Common Stocks 0.3%
Banco Comercial Portugues, Class R	31,946	34

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Galp Energia SGPS	2,310	54
Total Portugal (Cost $74)		88
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank	7,669	37
Total Qatar (Cost $38)		37
SAUDI ARABIA 0.6%
Common Stocks 0.6%
Al Rajhi Bank	3,673	67
Saudi Arabian Oil	4,919	37
Saudi National Bank	5,240	55
Total Saudi Arabia (Cost $146)		159
SINGAPORE 1.3%
Common Stocks 1.3%
CapitaLand Integrated Commercial Trust	21,800	41
DBS Group Holdings	2,200	102
Oversea-Chinese Banking	2,000	35
Sea, ADR (USD) (1)	580	49
Seatrium	17,500	32
Singapore Telecommunications	11,700	42
Trip.com Group, ADR (USD) (1)	423	23
United Overseas Bank	1,200	34
Total Singapore (Cost $357)		358
SOUTH AFRICA 1.0%
Common Stocks 1.0%
Anglogold Ashanti	705	66
Capitec Bank Holdings	180	47
FirstRand	8,075	43
Impala Platinum Holdings	1,805	25
MTN Group	3,035	38

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Naspers, Class N	835	45
Total South Africa (Cost $258)		264
SOUTH KOREA 5.9%
Common Stocks 5.9%
Celltrion	195	27
DB Insurance	277	32
Doosan Enerbility (1)	446	39
Hana Financial Group	333	29
Hanwha Aerospace	67	64
Hyundai Motor	158	57
KB Financial Group, ADR (USD)	580	64
Kia	326	34
LG Chem	259	70
Samsung Biologics (1)	26	26
Samsung Electronics, GDR (USD)	175	661
Samsung Life Insurance	214	36
SK Hynix	461	411
SK Square (1)	122	71
Total South Korea (Cost $832)		1,621
SPAIN 1.9%
Common Stocks 1.9%
Amadeus IT Group, Class A	597	35
Banco Bilbao Vizcaya Argentaria	5,725	126
Banco Santander	8,024	98
CaixaBank	6,349	81
Iberdrola	5,556	130
Industria de Diseno Textil (2)	888	53
Total Spain (Cost $481)		523
SWEDEN 1.7%
Common Stocks 1.7%
Assa Abloy, Class B (2)	854	33

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Atlas Copco, Class A	3,574	69
Investor, Class B (2)	1,621	66
Sandvik (2)	1,376	58
Spotify Technology (USD) (1)	160	71
Swedbank, Class A	3,292	116
Volvo, Class B (2)	1,345	47
Total Sweden (Cost $446)		460
SWITZERLAND 4.4%
Common Stocks 4.4%
ABB	1,257	127
Cie Financiere Richemont, Class A	561	108
Galderma Group	152	32
Holcim	447	42
Lonza Group	49	30
Nestle	2,493	252
Novartis	1,368	202
Roche Holding	487	198
Sonova Holding	194	43
UBS Group	2,693	119
Zurich Insurance Group	80	56
Total Switzerland (Cost $1,115)		1,209
TAIWAN 8.8%
Common Stocks 8.8%
Accton Technology	1,000	73
ASE Technology Holding	5,000	78
Cathay Financial Holding	13,000	32
CTBC Financial Holding	37,000	61
Delta Electronics	3,000	210
E.Sun Financial Holding	19,110	19
Elite Material	1,000	149
Fubon Financial Holding	9,000	26
Hon Hai Precision Industry, GDR (USD)	5,939	85

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
MediaTek	2,000	167
Taiwan Semiconductor Manufacturing	14,000	972
Taiwan Semiconductor Manufacturing, ADR (USD)	1,246	494
Unimicron Technology	2,000	57
Total Taiwan (Cost $1,479)		2,423
THAILAND 0.1%
Common Stocks 0.1%
Siam Cement	5,400	40
Total Thailand (Cost $31)		40
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
First Abu Dhabi Bank	5,525	26
Total United Arab Emirates (Cost $26)		26
UNITED KINGDOM 9.8%
Common Stocks 9.8%
3i Group	916	32
Anglo American	732	36
ARM Holdings, ADR (USD) (1)	182	38
AstraZeneca	1,377	261
BAE Systems	2,992	83
Barclays	21,485	126
BP	8,974	71
British American Tobacco	1,622	96
BT Group	20,332	60
Compass Group (USD)	1,952	55
Diageo	1,194	24
Experian	1,045	38
Glencore (1)	12,306	96
GSK	2,701	71
Haleon	9,189	42
Halma	695	42

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
HSBC Holdings	13,662	251
Imperial Brands	838	32
InterContinental Hotels Group (USD)	251	36
Lloyds Banking Group	27,197	37
London Stock Exchange Group	536	70
National Grid	7,279	130
Reckitt Benckiser Group	752	48
RELX	2,239	82
Rio Tinto	626	63
Rolls-Royce Holdings	9,261	149
Segro	2,966	28
Shell	5,378	245
SSE	1,542	55
Standard Chartered	2,759	70
Sunbelt Rentals Holdings	416	31
Tesco	6,351	42
Unilever	2,993	175
Total United Kingdom (Cost $2,473)		2,715
UNITED STATES 0.2%
Common Stocks 0.2%
Coupang (1)	1,491	30
ResMed	181	38
Total United States (Cost $73)		68
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 3.60% (4)	130,764	131
Total Short-Term Investments (Cost $131)		131

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.71% (4)(5)	163,733	164
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		164
Total Securities Lending Collateral (Cost $164)		164
Total Investments 100.6% of Net Assets (Cost $24,527)		$27,771

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	See Note 4. All or a portion of this security is on loan at April 30, 2026.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $89 and represents 0.3% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies

ADR	American Depositary Receipts
BRL	Brazilian Real
CHF	Swiss Franc
CVA	Dutch Certificate (Certificaten Van Aandelen)
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	5/4/26	BRL	119	USD	24	$—
State Street	5/4/26	EUR	32	USD	38	—
State Street	5/4/26	HKD	249	USD	32	—
State Street	5/4/26	NOK	222	USD	24	—
State Street	5/4/26	SEK	320	USD	35	—
State Street	5/4/26	USD	35	CHF	28	—
State Street	5/4/26	USD	17	EUR	14	—
State Street	5/4/26	USD	26	EUR	22	—
State Street	5/7/26	JPY	30,837	USD	192	5
State Street	5/7/26	USD	177	JPY	28,437	(4)
State Street	5/7/26	USD	13	JPY	2,099	(1)
Net unrealized gain (loss) on open forward currency exchange contracts						$—

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 4/30/26
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	164
	Total			$164^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $164.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

April 30, 2026 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $24,527)	$27,771
Receivable for investment securities sold	596
Dividends receivable	75
Foreign currency (cost $50)	50
Unrealized gain on forward currency exchange contracts	5
Total assets	28,497
Liabilities
Payable for investment securities purchased	701
Obligation to return securities lending collateral	164
Investment management and administrative fees payable	9
Unrealized loss on forward currency exchange contracts	5
Total liabilities	879
NET ASSETS	$27,618
Net Assets Consists of:
Total distributable earnings (loss)	$3,718
Paid-in capital applicable to 900,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	23,900
NET ASSETS	$27,618
NET ASSET VALUE PER SHARE	$30.69
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $35)	$279
Securities lending	1
Total income	280
Investment management and administrative expense	42
Net investment income	238
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(185)
In-kind redemptions	507
Foreign currency transactions	(7)
Net realized gain	315
Change in net unrealized gain / loss
Securities	2,184
Other assets and liabilities denominated in foreign currencies	1
Change in unrealized gain / loss	2,185
Net realized and unrealized gain / loss	2,500
INCREASE IN NET ASSETS FROM OPERATIONS	$2,738
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	6/25/25 Through
	4/30/26	10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$238	$67
Net realized gain	315	22
Change in net unrealized gain / loss	2,185	1,059
Increase in net assets from operations	2,738	1,148
Distributions to shareholders
Net earnings	(168)	—
Capital share transactions*
Shares sold	14,152	12,617
Shares redeemed	(2,869)	—
Increase in net assets from capital share transactions	11,283	12,617
Net Assets
Increase during period	13,853	13,765
Beginning of period	13,765	-
End of period	$27,618	$13,765
*Share information (000s)
Shares sold	500	500
Shares redeemed	(100)	—
Increase in shares outstanding	400	500
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Research ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 25, 2025.  The fund seeks long-term capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,618	$25,858	$—	$27,476
Short-Term Investments	131	—	—	131
Securities Lending Collateral	164	—	—	164
Total	1,913	25,858	—	27,771
Forward Currency Exchange Contracts	—	5	—	5
Total	$1,913	$25,863	$—	$27,776
Liabilities
Forward Currency Exchange Contracts	$—	$5	$—	$5
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Assets
Foreign exchange derivatives	Forwards	$5
Liabilities
Foreign exchange derivatives	Forwards	$5
During the six months ended April 30, 2026, the fund recognized no gains or losses on derivative instruments.
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 3% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $562,000; the aggregate value of collateral was $580,000 and consisted of cash collateral and related investments of $164,000 and U.S. government securities of $416,000.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $9,470,000 and $6,072,000, respectively, for the six months ended April 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $10,444,000 and $2,588,000, respectively, for the six months ended April 30, 2026.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had $12,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $24,528,000. Net unrealized gain aggregated $3,243,000 at period-end, of which $4,317,000 related to appreciated investments and $1,074,000 related to depreciated investments.
NOTE  6  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  7  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.38% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Fund does not pay investment management fees.
As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 550,000 shares of the fund, representing 61% of the fund’s net assets.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  8  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  9  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (Subadvisers) on behalf of the fund.  In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts.  The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers.  These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)
considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025, although the Board noted that the fund only recently incepted in June 2025. Given the fund’s limited operating history, the Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser.  Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)
The Board was provided with information regarding industry trends in exchange-traded fund fees.  The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.  The information provided to the Board indicated that the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe) and the total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)
managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1196-051 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

  (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

  (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026